Accounts Receivable	6 Months Ended
Jun. 30, 2025
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Accounts Receivable
11.	Accounts Receivable

(in thousands)	Note	June 30 2025	December 31 2024

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$11,255	$3,518

Trade receivables from sales of cobalt	6	2,394	1,199

Other accounts receivable		1,937	1,500

Total accounts receivable		$15,586	$6,217